[CHAPMAN AND CUTLER LETTERHEAD]

March 4, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re: WEBs ETF Trust

(Registration Nos. 333-215607; 811-23227)

Ladies and Gentlemen:

On behalf of the WEBs ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant for WEBs SPY Defined Volatility ETF, WEBs QQQ Defined Volatility ETF, WEBs Energy XLE Defined Volatility ETF, WEBs Materials XLB Defined Volatility ETF, WEBs Industrials XLI Defined Volatility ETF, WEBs Consumer Discretionary XLY Defined Volatility ETF, WEBs Consumer Staples XLP Defined Volatility ETF, WEBs Health Care XLV Defined Volatility ETF, WEBs Financial XLF Defined Volatility ETF, WEBs Technology XLK Defined Volatility ETF, WEBs Communication Services XLC Defined Volatility ETF, WEBs Utilities XLU Defined Volatility ETF,WEBs Real Estate XLRE Defined Volatility ETF, each a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act.  Post-Effective Amendment No. 83 to the Registration Statement was filed electronically with the Securities and Exchange Commission on February 26, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren